2. BASIS OF PRESENTATION: Statement of Compliance and basis of presentation (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Statement of Compliance and basis of presentation

a)  Statement of Compliance and basis of presentation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved by the Board of Directors on May 15, 2018.